UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 17, 2008
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$265,268	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$4,546.01
160,750
Sole
None
160,750
ALTRIA GROUP INC COM
02209s103
$586.12
7,755
Sole
None
7,755
AMERICAN CAMPUS CMNTYS COM
024835100
$4,325.40
161,095
Sole
None
161,095
AMERICAN EXPRESS CO COM
025816109
$3,312.69
63,681
Sole
None
63,681
AMERICAN INTL GROUP INC COM
026874107
$3,031.13
51,992
Sole
None
51,992
AMTRUST FINANCIAL CORP COM
032355109
$609.00
87
Sole
None
87
ANADARKO PETE CORP COM
032511107
$229.92
3,500
Sole
None
3,500
AT&T INC COM
00206r102
$346.24
8,331
Sole
None
8,331
AVIS BUDGET GROUP COM
053774105
$710.93
54,687
Sole
None
54,687
BAKBONE SOFTWARE INC COM
057101107
$116.73
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$2,108.60
26,000
Sole
None
26,000
BANK OF AMERICA CORP COM
060505104
$720.77
17,469
Sole
None
17,469
BIG LOTS INC COM
089302103
$3,340.18
208,892
Sole
None
208,892
BP PLC SPONSORED ADR
055622104
$994.60
13,593
Sole
None
13,593
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$4,376.91
126,720
Sole
None
126,720
BRINKER INTL INC COM
109641100
$1,650.61
84,387
Sole
None
84,387
BRISTOL-MYERS SQUIBB CO COM
110122108
$882.98
33,295
Sole
None
33,295
CAMDEN PPTY TR SH BEN INT
133131102
$1,521.59
31,601
Sole
None
31,601
CATERPILLAR INC DEL COM
149123101
$272.10
3,750
Sole
None
3,750
CEL-SCI CORP COM NEW
150837409
$5.10
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$2,722.78
107,790
Sole
None
107,790
CHEVRON CORP NEW COM
166764100
$2,970.13
31,824
Sole
None
31,824
CISCO SYS INC COM
17275R102
$4,034.25
149,031
Sole
None
149,031
COHEN & STEERS INC COM
19247A100
$6,069.67
202,525
Sole
None
202,525
COMCAST CORP COM CL A
20030N101
$6,179.91
338,440
Sole
None
338,440
DATATRAK INTL INC COM
238134100
$16.00
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$1,298.26
49,780
Sole
None
49,780
DWS INTL FD INC EMRG MKT
23337r502
$2,295.12
94,957
Sole
None
94,957
DWS INTL FD INC EUROP EQT CL A
23337r601
$963.86
26,856
Sole
None
26,856
DWS INTL FD INC INTL FD CL S
23337r817
$247.16
3,536
Sole
None
3,536
E MED FUTURE INC COM
26875d108
$1.01
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$3,030.85
138,585
Sole
None
138,585
EOG RES INC COM
26875P101
$5,957.53
66,751
Sole
None
66,751
ESTEE LAUDER COS INC COM
518439104
$4,546.47
104,253
Sole
None
104,253
EXXON CORP COM
30231G102
$1,438.89
15,358
Sole
None
15,358
FIRST NATL NEB INC COM
335720108
$658.80
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,019.95
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$5,190.37
116,795
Sole
None
116,795
FRANKLIN RES INC COM
354613101
$3,960.08
34,607
Sole
None
34,607
GATX CORP COM
361448103
$4,531.63
123,545
Sole
None
123,545
GENCORP INC COM
368682100
$3,695.51
316,939
Sole
None
316,939
GENERAL ELEC CO COM
369604103
$4,697.18
126,711
Sole
None
126,711
HALLIBURTON CO COM
406216101
$6,158.40
162,448
Sole
None
162,448
HEWLETT PACKARD CO COM
428236103
$5,966.64
118,198
Sole
None
118,198
INTEL CORP COM
458140100
$6,367.87
238,855
Sole
None
238,855
INTERNATIONAL BUS MACH COM
459200101
$310.90
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$1,461.27
33,477
Sole
None
33,477
JENNISON BLEND FD INC CL A
476289103
$233.43
12,331
Sole
None
12,331
JO-ANN STORES INC COM
47758P307
$2,456.88
187,835
Sole
None
187,835
JOHNSON & JOHNSON COM
478160104
$310.84
4,660
Sole
None
4,660
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$5,132.02
64,570
Sole
None
64,570
KENNAMETAL INC COM
489170100
$3,986.28
105,290
Sole
None
105,290
KIMBERLY CLARK CORP COM
494368103
$300.66
4,336
Sole
None
4,336
LEHMAN BROS HLDGS INC COM
524908100
$4,200.59
64,190
Sole
None
64,190
LOEWS CORP COM
540424108
$3,298.88
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
$4,392.92
81,110
Sole
None
81,110
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$483.46
11,150
Sole
None
11,150
MENTOR CORP MINN COM
587188103
$4,397.19
112,460
Sole
None
112,460
MERCK & CO INC COM
589331107
$6,352.82
109,324
Sole
None
109,324
MICROSOFT CORP COM
594918104
$3,680.08
103,373
Sole
None
103,373
MORGAN STANLEY COM NEW
617446448
$443.84
8,357
Sole
None
8,357
MOTOROLA
620076109
$4,273.38
266,420
Sole
None
266,420
NATIONAL SEMICONDUCTOR COM
637640103
$3,421.47
151,125
Sole
None
151,125
NEWFIELD EXPL CO COM
651290108
$5,499.82
104,361
Sole
None
104,361
NORDSON CORP COM
655663102
$7,081.90
122,186
Sole
None
122,186
NORDSTROM INC COM
655664100
$3,098.91
84,370
Sole
None
84,370
NORTHROP GRUMMAN CORP COM
666807102
$3,298.71
41,947
Sole
None
41,947
NVIDIA CORP COM
67066g104
$306.18
9,000
Sole
None
9,000
OMNOVA SOLUTIONS INC COM
682129101
$3,132.20
710,250
Sole
None
710,250
ORACLE CORP COM
68389X105
$6,017.48
266,496
Sole
None
266,496
PETSMART INC COM
716768106
$2,577.59
109,545
Sole
None
109,545
PFIZER INC COM
717081103
$570.30
25,090
Sole
None
25,090
PROCTER & GAMBLE CO COM
742718109
$576.93
7,858
Sole
None
7,858
PROGRESSIVE CORP OHIO COM
743315103
$4,587.10
239,410
Sole
None
239,410
QUANTA SVCS INC COM
74762e102
$4,162.98
158,650
Sole
None
158,650
SCHLUMBERGER LTD COM
806857108
$5,890.20
59,878
Sole
None
59,878
SCHWAB CHARLES CORP NEW COM
808513105
$6,708.15
262,550
Sole
None
262,550
SIMON PPTY GROUP NEW COM
828806109
$4,041.42
46,528
Sole
None
46,528
STERIS CORP COM
859152100
$4,057.12
140,677
Sole
None
140,677
TENET HEALTHCARE CORP COM
88033G100
$3,764.41
741,025
Sole
None
741,025
TERADYNE INC COM
880770102
$3,669.67
354,900
Sole
None
354,900
TETRA TECH INC NEW COM
88162G103
$6,536.34
304,016
Sole
None
304,016
TIME WARNER INC COM
887317105
$4,205.84
254,745
Sole
None
254,745
TRANSOCEAN INC COM
G90073100
$4,237.01
29,598
Sole
None
29,598
TRAVELERS COMPANIES COM
89417e109
$4,704.22
87,439
Sole
None
87,439
UBS AG ORD
H89231338
$313.90
6,824
Sole
None
6,824
WACHOVIA CORP 2ND NEW COM
929903102
$757.98
19,931
Sole
None
19,931
WALT DISNEY CO COM
254687106
$4,800.25
148,707
Sole
None
148,707
WEYERHAEUSER CO COM
962166104
$4,384.95
59,465
Sole
None
59,465
WINDSTREAM CORP COM
97381W104
$304.32
23,373
Sole
None
23,373
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,685.18
113,972
Sole
None
113,972
















$265,267.89



90